UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Loss for the period	$ (21,261)	$ (46,256)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	541	591
Company's share in the loss of a company accounted by equity method, net	19	262
Finance expenses on loans	5,767	4,595
Change in the fair value of warrant liabilities	0	24,104
Share-based compensation	732	308
Decrease (Increase) in trade accounts receivable	(195)	1,045
Decrease in contract assets	733	780
Decrease (Increase) in inventory	(428)	56
Increase in other current assets	(428)	(983)
Increase in trade payables	10	931
Decrease in ESA prepayments	(795)	(655)
Decrease in other accounts payable and accrued expenses	(7,364)	(3,810)
Increase in prepayments from customers	(1,100)	8,760
Increase in prepayments from MDA	1,496	0
Increase in liability for royalties payable	(4)	32
Net cash used in operating activities	(22,277)	(10,240)
Cash flow from investing activities
Decrease (Increase) in long-term bank deposit	27	(9)
Proceeds from selling a subsidiary	17,159	0
Purchase of property, plant and equipment	(681)	(28)
Net cash provided by (used in) investing activities	16,505	(37)
Cash flows from financing activities
Payments of lease liabilities	(286)	(454)
Cash received from Derivatives FPA	0	10,026
Option exercises to shares by employees	1	26
Net cash provided (used) by financing activities	(285)	9,598
Decrease in cash and cash equivalents	(6,057)	(679)
Cash and cash equivalents balance at the beginning of the period	13,979	11,934
Effect of changes in foreign exchange rates on cash and cash equivalents	0	216
Cash and cash equivalents balance at the end of the period	7,922	11,471
Appendix A - Cash paid and received during the period for:
Interest paid	$ 78	$ 61